Taxation - Unrecognized deductible temporary differences and tax losses (Details) - CHF (SFr)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	SFr 834,580	SFr 450,227
Taxable unrecognized temporary differences	0	0
Potential tax assets from loss carry-forwards not recognized	29,959,963	25,082,968
Total potential tax assets from loss carry-forwards and temporary differences not recognized	30,794,543	25,533,195
Employee benefit plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	433,816	450,227
Stock option plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	400,764	0
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxable unrecognized temporary differences	0	0
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	834,580	450,227
Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Offsetting potential tax liabilities with potential tax assets	SFr 0	SFr 0